Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Revenue	$ 24,635
Segmented Information Schedule Of Segment Reporting Information, By Segment 1			$ 48,918
Cost of Goods Sold	(6,099)	$ (29,750)	(45,615)
Segmented Information Schedule Of Segment Reporting Information, By Segment 2			14,702
Operating Expenses	(597,249)	(1,963,354)	(1,272,352)
Segmented Information Schedule Of Segment Reporting Information, By Segment 3			0
Segment Loss	(578,713)	(1,929,465)	(1,277,249)
Segmented Information Schedule Of Segment Reporting Information, By Segment 4			63,620
Total Assets	2,497,225	2,860,178	566,638
Segmented Information Schedule Of Segment Reporting Information, By Segment 5			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 6			349,093
Segmented Information Schedule Of Segment Reporting Information, By Segment 7			1,618,996
Segmented Information Schedule Of Segment Reporting Information, By Segment 8			1,968,089
Segmented Information Schedule Of Segment Reporting Information, By Segment 9			0
Segmented Information Schedule Of Segment Reporting Information, By Segment 10			214,632
Segmented Information Schedule Of Segment Reporting Information, By Segment 11			497,090
Segmented Information Schedule Of Segment Reporting Information, By Segment 12			$ 711,722
Segment Information Schedule Of Segment Reporting Information, By Segment 1		45,809
Segment Information Schedule Of Segment Reporting Information, By Segment 2		17,830
Segment Information Schedule Of Segment Reporting Information, By Segment 3		0
Segment Information Schedule Of Segment Reporting Information, By Segment 4		63,639
Segment Information Schedule Of Segment Reporting Information, By Segment 5		0
Segment Information Schedule Of Segment Reporting Information, By Segment 6		29,750
Segment Information Schedule Of Segment Reporting Information, By Segment 7		0
Segment Information Schedule Of Segment Reporting Information, By Segment 8		29,750
Segment Information Schedule Of Segment Reporting Information, By Segment 9		360,256
Segment Information Schedule Of Segment Reporting Information, By Segment 10		120,935
Segment Information Schedule Of Segment Reporting Information, By Segment 11		1,482,162
Segment Information Schedule Of Segment Reporting Information, By Segment 12		1,963,354
Segment Information Schedule Of Segment Reporting Information, By Segment 13		(314,447)
Segment Information Schedule Of Segment Reporting Information, By Segment 14		(132,856)
Segment Information Schedule Of Segment Reporting Information, By Segment 15		(1,482,162)
Segment Information Schedule Of Segment Reporting Information, By Segment 16		(1,929,465)
Segment Information Schedule Of Segment Reporting Information, By Segment 17		62,827
Segment Information Schedule Of Segment Reporting Information, By Segment 18		69,030
Segment Information Schedule Of Segment Reporting Information, By Segment 19		2,728,321
Segment Information Schedule Of Segment Reporting Information, By Segment 20		$ 2,860,178
Intellectual Property Licensing [Member]
Revenue	16,250
Cost of Goods Sold	0
Operating Expenses	(59,581)
Segment Loss	(43,331)
Total Assets	78,321
Consumer Products [Member]
Revenue	8,385
Cost of Goods Sold	(6,099)
Operating Expenses	(45,556)
Segment Loss	(43,270)
Total Assets	79,138
Corporate [Member]
Revenue	0
Cost of Goods Sold	0
Operating Expenses	(492,112)
Segment Loss	(492,112)
Total Assets	$ 2,339,766